Note 6. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Nov. 30, 2018
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2018	2017
NOL Carryover (Based on total approximate NOL carryover of $242,000)	$ 50,820	$ 29,700
Valuation allowance	(50,820)	(29,700)